Revolving Loans and Other Long-Term Debt Instruments	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Revolving Loans and Other Long-Term Debt Instruments
7.	Revolving Loans and Other Long-Term Debt Instruments

At December 31, 2013 and June 27, 2014, the Company assessed the amounts recorded under revolving loans and long-term debt and determined that such amounts approximated fair value. The fair value of the debt was based on quoted inactive market prices and is therefore classified as Level 2 within the valuation hierarchy.

Revolving loans and other long-term debt instruments at December 31, 2013 and June 27, 2014 consisted of the following (in thousands):

	December 31, 2013	June 27, 2014

U.S. term loan	$229,438	$228,263
Debt discount on U.S. term loan	(429)	(387)
U.S. revolving loans	-	11,000
Foreign debt	11,304	9,074
Capital lease obligations	2,422	2,202

	242,735	250,152
Less: Current portion	(6,904)	(6,389)

	$235,831	$243,763

Credit facility – refinancing and amendment

In February 2013, the Company replaced its existing credit agreement with a new $260.0 million senior secured credit facility. The new facility included a six-year, $225.0 million senior secured term loan and a five-year, $35.0 million revolving loan. The borrowings under the term loan, along with existing cash, were used to retire borrowings outstanding under a previous term loan of $178.5 million, redeem 17,757.7 shares of preferred stock for $24.8 million, pay a cash dividend to common shareholders of $25.0 million and pay various expenses associated with the refinancing. In November 2013, the credit facility was amended to increase term loan borrowings by $10.0 million, as allowed by the agreement.

The refinancing of the term loan portion of the former facility resulted in recognition of a significant portion of the debt as a debt extinguishment in the first quarter of 2013. The extinguishment was caused by the change in the projected present value of cash flows under the new agreement, resulting in a loss on extinguishment of $5.4 million. This amount is included in interest expense for the six months ended June 28, 2013 and includes $4.0 million of lender fees incurred through the refinancing as well as a $1.4 million write-off of unamortized deferred financing costs related to the old credit facility. In addition, the Company has included $0.2 million in interest expense related to other debt issuance costs that were allocated to a portion of the debt which the Company treated as a debt modification. The Company capitalized additional debt issuance costs of $2.6 million in connection with the refinancing that will be expensed over the life of the term loan. Furthermore, the Company capitalized an additional $1.1 million of debt issuance costs related to the refinancing of the revolving loan facility. These costs will be amortized over the life of the agreement on a straight-line basis.

At December 31, 2013, the interest rate on the term loan was 5.00%. At June 27, 2014, the interest rates on the outstanding balances of the term loan and the revolving loan were both 6%. At June 27, 2014, the Company had a total of $19.9 million of availability for additional borrowings under the $35.0 million revolving loan facility as the Company had an outstanding balance of $11.0 million and letters of credit outstanding of $4.1 million which reduce availability under the facility. The revolver is subject to a fee of 3.75% on all outstanding letters of credit and a fee of 0.50% on the unused portion of the facility, payable on a monthly basis.

Foreign debt

At December 31, 2013 and June 27, 2014, the Company has recorded $11.3 million and $9.1 million, respectively, in foreign debt obligations, including various overdraft facilities and term loans. The largest foreign debt balances are held by the Company’s subsidiaries in Germany (approximately $6.8 million and $5.7 million as of December 31, 2013 and June 27, 2014, respectively) and Mexico (approximately $2.7 million and $1.2 million as of December 31, 2013 and June 27, 2014, respectively). These various foreign loans are comprised of individual outstanding obligations ranging from approximately $0.1 million to $3.0 million and $0.1 million to $2.5 million as of December 31, 2013 and June 27, 2014, respectively.

10.	Revolving Loans and Other Long-Term Debt Instruments

Revolving loans and other long-term debt instruments at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012	2013
U.S. term loans	$178,535	$229,438
Foreign debt	19,521	11,304
Capital lease obligations	2,760	2,422
Debt discount	—	(429)

	200,816	242,735
Less: Current portion	(8,725)	(6,904)

	$192,091	$235,831

Credit facility—refinancing and amendment

On February 28, 2013, the Company replaced its existing credit agreement with a new $260.0 million senior secured credit facility. The new facility includes a six-year, $225.0 million senior secured term loan and a five-year, $35.0 million revolving loan. The borrowings under the term loan, along with existing cash, were used to retire borrowings outstanding under a previous term loan of $178.5 million, redeem 17,757.7 shares of preferred stock for $24.8 million, pay a cash dividend to common shareholders of $25.0 million and pay various expenses associated with the refinancing. On November 14, 2013, this credit facility was amended to increase borrowings by $10.0 million through the exercise of a portion of the incremental term loan as allowed by the agreement.

In addition to increasing the term loan borrowings as discussed above, the amendment also revised the maturities schedule to reflect the additional borrowings, and adjusted certain definitions related to the required financial covenant calculations. The discussion below on the senior secured credit facility reflects the terms of the November 14, 2013 amendment.

Senior secured credit facility

The term loan amortizes in quarterly installments of approximately $0.6 million, with $217.6 million due on February 28, 2019. The term loan has a stated interest rate of LIBOR plus 3.75% or a defined base rate plus 2.75%. The revolving loan facility includes a $12.5 million letter of credit sub-facility and a $10.0 million swingline sub-facility available for same-day loans. The revolving loan facility is subject to a fee of 3.75% on all outstanding letters of credit and a fee of 0.50% on the unused portion of the facility, payable on a monthly basis. Revolving loans have a stated interest rate of LIBOR plus 3.75% or a defined base rate plus 2.75%. The agreement requires the Company to meet a financial covenant tied to a maximum total debt to EBITDA ratio, as defined in the agreement. The facility permits additional loans of up to $90.0 million, subject to covenant compliance and certain other conditions. The debt is collateralized by substantially all of the assets of the Company.

At December 31, 2013, the Company had $229.4 million outstanding on the term loan. The interest rate was 5.00% at December 31, 2013. No amounts were outstanding on the revolving loan at December 31, 2013. Letters of credit outstanding of $3.6 million on the Company’s behalf reduce availability under the revolving credit facility. As of December 31, 2013, the Company had a total of $31.4 million of availability for additional borrowings under the revolving loan facility. A fee (3.75% at December 31, 2013) on all outstanding letters of credit is payable on a monthly basis.

The senior secured credit facility was financed with a group of various lenders with one of the lenders acting as administrative agent. The refinancing of the term loan portion of the facility resulted in recognition of a significant portion of the debt as a debt extinguishment. The extinguishment was caused by the change in the projected present value of cash flows under the new agreement, resulting in a loss on extinguishment of $5.4 million. This amount is included in interest expense during the year ended December 31, 2013 and includes $4.0 million of lender fees incurred through the refinancing as well as a $1.4 million write-off of unamortized deferred financing costs related to the old credit facility. In addition, the Company has included $0.2 million in interest expense related to other debt issuance costs that were allocated to a portion of the debt in which the Company treated as a debt modification. The Company capitalized additional debt issuance costs of $2.6 million in connection with the refinancing that will be expensed over the life of the term loan. Furthermore, the Company capitalized an additional $1.1 million of debt issuance costs related to the refinancing of the revolving loan facility. These costs will be amortized over the life of the agreement on a straight-line basis. The November 14, 2013 amendment discussed above was deemed to be a debt modification. Total debt issuance costs of $0.6 million were incurred. These costs included $0.3 million of lender costs that were capitalized, and $0.3 million of other third-party costs that were expensed and included in interest expense for the year ended December 31, 2013.

Previous credit agreement

Prior to the refinancing, the Company’s credit facility dated September, 21, 2010 was with a group of lenders and was subsequently amended on October 13, 2011. This facility had three underlying term loans with outstanding balances totaling $178.5 million at December 31, 2012 and a $35.0 million revolving credit facility. No amounts were outstanding on the revolver at December 31, 2012. The interest rates on the term loans were LIBOR-based and ranged from 7.75% to 8.25% at December 31, 2012.

Foreign debt

At December 31, 2012 and 2013, the Company has recorded $19.5 million and $11.3 million, respectively, in foreign debt obligations, including various overdraft facilities and term loans. The largest foreign debt balances are held by the Company’s subsidiaries in Germany (approximately $10.9 million and $6.8 million as of December 31, 2012 and 2013, respectively) and Mexico (approximately $4.2 million and $2.7 million as of December 31, 2012 and 2013, respectively). These various foreign loans are comprised of individual outstanding obligations ranging from approximately $0.1 million to $3.4 million at December 31, 2012 and ranging from approximately $0.1 million to $3.0 million at December 31, 2013. There are certain restrictions included in loan agreements with the Company’s wholly-owned subsidiary, Jason GmbH, that restrict the transfer of assets or payment of dividends to its shareholders. In connection with these restrictions, at December 31, 2012 and 2013, the Company had restricted net assets from consolidated subsidiaries of $34.3 million and $39.8 million, respectively, and had restricted net assets from unconsolidated subsidiaries of $7.5 million and $8.2 million, respectively.

Future annual maturities of long-term debt outstanding at December 31, 2013 are as follows (in thousands):

2014	$6,904
2015	4,376
2016	3,390
2017	2,739
2018	8,090
Thereafter	217,236

$242,735